DISPOSITION OF AIRCARD BUSINESS Narrative (Details) - Air Card Business [Member] - USD ($) $ in Millions	Apr. 02, 2013	Apr. 03, 2014
Disposition of AirCard business
Proceeds from Aircard sale held in escrow		$ 13.8
Proceeds from Divestiture of Businesses	$ 136.6